Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Finite Useful Life are Amortized Using the Straight-Line Method

License is determined to have an infinite useful life and is not subject to amortization and tested for impairment at least annually. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Useful life
Customer relationships	7.25 years
Software	5 years

Schedule of Disaggregate Revenue	The Company disaggregate revenue into two revenue streams as the following table:

	For the Years Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Insurance brokerage service fees	174,056,644	273,799,682	316,692,627
MGU service fees	10,198,113	3,463,519	3,562,492
Less: business taxes and surcharges	(585,431)	(327,171)	(344,381)
Total revenues	183,669,326	276,936,030	319,910,738

Schedule of Disaggregates Revenue by Transferal of Services

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Services transferred over time	2,226,771	603,819	758,738
Services transferred at a point in time	182,027,986	276,659,382	319,496,381
Less: business taxes and surcharges	(585,431)	(327,171)	(344,381)
Total revenues	183,669,326	276,936,030	319,910,738

Schedule of Consolidated Net (Loss) Income	The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net (loss) income as reported in the consolidated statements of operations.
	For the Year Ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	USD (Note 2)
Revenues	183,669,326	276,936,030	319,910,738	47,149,009
Cost of revenues	(108,908,547)	(163,366,825)	(196,017,177)	(28,889,357)
Other operating expenses	(64,653,628)	(167,107,209)	(114,676,644)	(16,901,246)
Other income (expenses), net	8,655,375	(11,092,304)	(12,313,468)	(1,814,781)
Income tax (expenses) benefits	(5,510,773)	2,610,709	196,922	29,023
Net (loss) income	13,251,753	(62,019,599)	(2,899,629)	(427,352)